Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 22, 2018	Jul. 25, 2017	Oct. 28, 2014	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016	Oct. 28, 2011
Capital structure [line items]
Exercise stock option	$ 57,000	$ 64,400
Voting right description				At December 31, 2019, we had 42,465,669 ordinary shares outstanding of which 4,389,581 had a double voting right.		At December 31, 2018, we had 42,430,069 ordinary shares outstanding of which 5,016,911 had a double voting right.	At December 31, 2017, we had 35,960,062 ordinary shares outstanding of which 5,155,335 had a double voting right
Number of shares ordinary outstanding				42,465,669		42,430,069	35,960,062		35,335,060
Number of shares ordinary having double voting right				4,389,581		5,016,911	5,155,335
Par value per share				$ 0.05		$ 0.05	$ 0.05		$ 0.05
Shares to underwriters		$ 20,000
Other non-current financial assets				$ 5,517	[1]	$ 1,891	$ 300	$ 1,891
BSA [member]
Capital structure [line items]
Ordinary shares issued			1,470,836							12,195,113
Hold Two Years [member]
Capital structure [line items]
Voting right description				After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.
Calyxt Inc [member]
Capital structure [line items]
Ordinary shares issued	4,057,500	8,050,000
Exercise stock option	$ 57,000	$ 64,400					58,000
Underwriting discounts and commissions	$ 3,200						$ 3,100
Par value per share	$ 15.00	$ 8
Shares to underwriters		$ 20,000
Non-controlling shareholders interest				31.10%		30.50%	20.30%
Offering expense	$ 700
BSA [member]
Capital structure [line items]
Exercise stock option			$ 16,400
Calyxt Inc. [member]
Capital structure [line items]
Ordinary shares issued	4,057,500	8,050,000
Equity interests				6.10%		3.10%	9.80%
Compensation expense				$ 4,400		$ 3,300	$ 5,200
Calyxt Inc. [member] | Cellectis [member]
Capital structure [line items]
Purchase of common stock	550,000
Purchase of common stock, value	$ 8,300
Natixis [member] | Treasury Shares [member]
Capital structure [line items]
Initial advance payment on liquidity contract							$ 400
Capital revolution 2017 [member]
Capital structure [line items]
Ordinary shares issued							31,873
Options exercise							31,873
Exercise stock option							$ 734,234
Capital revolution 2017 [member] | BSA [member]
Capital structure [line items]
Exercise stock option							$ 252,171
Number of non-employee warrants subscribed							228,000
Capital revolution 2018 [member]
Capital structure [line items]
Options exercise						322,068
Exercise stock option						$ 230,629
Underwriting discounts and commissions						$ 178,611,687
Capital revolution 2018 [member] | BSA [member]
Capital structure [line items]
Ordinary shares issued						6,146,000
Number of employee warrants exercisable						1,867
Exercise stock option						$ 7,525,542
Number of non-employee warrants subscribed						160,000
BSPCE [member] | Capital revolution 2017 [member]
Capital structure [line items]
Ordinary shares issued							126,179
Number of employee warrants exercisable							121,492
Exercise stock option							$ 2,173,058
Free Shares [member] | Capital revolution 2017 [member]
Capital structure [line items]
Number of shares converted							466,950
Free Shares [member] | Capital revolution 2018 [member]
Capital structure [line items]
Ordinary shares issued						1,939
Free Shares [member] | Capital Revolution 2019 [member] | BSA [member]
Capital structure [line items]
Number of shares converted				35,600

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.